ENTITY-WIDE DISCLOSURES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 54,494	$ 48,168	$ 35,652
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	38,769	36,236	25,993
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,342	7,795	6,085
APAC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,337	2,838	2,227
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	535	662	817
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 511	$ 637	$ 530